SUBSEQUENT EVENT	12 Months Ended
Dec. 31, 2019
SUBSEQUENT EVENT
SUBSEQUENT EVENT

23. SUBSEQUENT EVENT

China has recently experienced an outbreak of COVID-19, a disease caused by a novel and highly contagious form of coronavirus. The severity of the outbreak in certain provinces, such as the Hubei Province, and municipalities, such as Wuhan, resulted in travel restrictions, delay in resumption of service and mass production and the related quarantine measures imposed by the government across China and materially affected general commercial activities in China. Because substantially all of the operations are conducted in China, the outbreak of COVID-19 has caused a disruption to the business. In particular, one of the Dealerships is located in Wuhan, the original epicenter of the outbreak. In late January 2020, in response to intensifying efforts to contain the spread of the coronavirus, the Company closed all of the Dealership Outlets and corporate offices. In March 2020, the Company gradually resumed operations in various cities, but customer traffic to Dealership Outlets has remained significantly lower than comparable periods before the COVID-19 outbreak. The Company currently is unable to predict the duration and severity of the spread of COVID-19, the responses thereto, and their impact on the Company’s business and operations, results of operations, financial condition, cash flows and liquidity, as these depend on rapidly evolving developments, which are highly uncertain and will be a function of factors beyond the Company’s control. Such factors include, among others, the continued spread or recurrence of contagion, the implementation of effective preventative and containment measures, the development of effective medical solutions, the extent to which governmental restrictions on travel, public gatherings, mobility and other activities remain in place or are augmented, financial and other market reactions to the foregoing, and reactions and responses of communities and societies. Based on the business disruption and reduced customer demand the Company has experienced to date, the Company expects that the COVID-19 outbreak will likely have a significant adverse impact on the results of operations in 2020.

Any similar future outbreak of a contagious disease, other adverse public health developments in China and around the world, or the measures taken by the governments of China or other countries in response to a future outbreak of a contagious disease may restrict economic activities in affected regions, resulting in reduced business volume, temporary closure of the Company’s production facilities and offices or otherwise disrupt the business operations and adversely affect the results of operations.